Employees - Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Fair value of assets		€ 23,749	€ 20,867
Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Computed net assets/liabilities		(470)	(453)
Pension asset net of liabilities		(470)	(453)
Other Post-Employment Benefit Plans [Member] | Aggregate Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		2	1
Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		2	1
Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		(20)	(18)
Other Post-Employment Benefit Plans [Member] | Unfunded Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		(452)	(436)
Assets [Member] | Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		14	13
Assets [Member] | Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		2	1
Assets [Member] | Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		12	12
Liabilities [Member] | Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		(484)	(466)
Liabilities [Member] | Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		(32)	(30)
Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Computed net assets/liabilities		311	(421)
Irrecoverable surplus	[1]	(37)
Pension asset net of liabilities		274	(421)
Pension Plans [Member] | Aggregate Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		2,457	1,727
Pension Plans [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		2,420	1,727
Pension Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		(1,137)	(1,191)
Pension Plans [Member] | Unfunded Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		(1,009)	(957)
Pension Plans [Member] | Assets [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		23,749	20,867
Pension Plans [Member] | Assets [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		20,229	17,909
Pension Plans [Member] | Assets [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		3,520	2,958
Pension Plans [Member] | Liabilities [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		(23,438)	(21,288)
Pension Plans [Member] | Liabilities [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		(17,772)	(16,182)
Pension Plans [Member] | Liabilities [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		€ (4,657)	€ (4,149)

[1]	A surplus is deemed recoverable to the extent that the Group can benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.